Goodwill	12 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Goodwill	Goodwill

2022	£’000
Cost
At 1 July 2021 (Restated) (1)	126,142
Acquired through business combinations	12,780
Effect of foreign exchange translations	6,994
At 30 June 2022	145,916

2021
Cost
At 1 July 2020	56,995
Acquired through business combinations (Restated) (1)	75,493
Effect of foreign exchange translations	(6,346)
At 30 June 2021 (Restated) (1)	126,142

Net book value
At 30 June 2022	145,916
At 30 June 2021 (Restated) (1)	126,142
(1) Restated to include the effects of revisions arising from provisional to final acquisition accounting for Five and Levvel (refer to note 3C for details).
The Group has one Cash Generating Unit (“CGU”) and accordingly goodwill is reported under one CGU. Goodwill acquired in a business combination is allocated, from the acquisition date, to the CGU that is expected to benefit from synergies of the combination and represents the lowest level within the entity at which the goodwill is monitored for internal reporting purposes.
During the financial year ended 30 June 2022, the Group acquired 100% of Business Agility Consulting Ltd. (“BAC”) voting rights and obtained control of BAC, which resulted in an increase in goodwill of £12.8 million. All goodwill is recorded in Sterling, being the local currency of the acquired company.
During the financial year ended 30 June 2021, the Group acquired 100% of Comtrade Digital Services business (“CDS”) voting rights and obtained control of CDS, which resulted in an increase in goodwill of £32.8 million. All goodwill is recorded in the local currency of the acquired companies as part of the CDS Group, split between Euro, Bosnian Convertible Marks and US Dollars, and it has been allocated to the Group CGU. The Group also completed the acquisition of Pet Minuta d.o.o. of Croatia and its U.S. subsidiary, Five Minutes Studio, Inc. (together “Five”), acquiring 100% of the voting rights and obtaining control. The transaction resulted in an increase in goodwill of £15.6 million (2021 provisional goodwill: £15.9 million). The goodwill amount recognised for Five is recorded in the local currency of the acquired companies, split between US Dollars and Croatian Kuna, and it has been allocated to the Group CGU. During the reporting period, the Group also completed the acquisition of Levvel LLC (“Levvel”), acquiring 100% of the voting rights and obtained control. The transaction resulted in an increase in goodwill of £27.2 million (2021 provisional goodwill: £25.1 million). The goodwill amount recognised for Levvel is recorded in US Dollars and has been allocated to the Group CGU.
Goodwill Impairment Testing
Goodwill is not amortised and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Events or changes in circumstances that could trigger an impairment review include a significant adverse change in business climate, an adverse action or assessment by a regulator, unanticipated competition, a loss of key personnel, significant changes in the manner of our use of the acquired assets or the strategy for our overall business, significant negative industry or economic trends, or significant underperformance relative to expected historical or projected future results of operations.
For the year ended 30 June 2022, the Board reviewed the value of goodwill based on internal value in use calculations. The key assumptions for these calculations are discount rates and revenue growth rate. The growth rates for the analysed period are based on management’s expectations of the medium-term performance of the acquired businesses, planned growth market shares, industry forecasts and growth in the market. These calculations used five-year cash flow projections based on financial budgets approved by management and assumed a 1.5% terminal growth rate thereafter. The discount rate used of 13.5% for the 2022 impairment test (2021: 9.3%, 2020: 11.4%) represents the weighted average cost of capital (“WACC”) of the Group and is a pre-tax rate.
The market risk is reflected in the discount rate used through its components, cost of equity and cost of debt. The cost of equity is calculated using the Capital Asset Pricing Model (“CAPM”) and its formula includes the market return and the sensitivity of the Company to that market return. The WACC also includes the risk-free rate both in the calculation of the cost of equity and the cost of debt. If the market uncertainty increases, the risk-free rate would also increase to reflect this. Moreover, the market risk is also reflected through the determination of the cost of debt as the current market prices are included in the considered credit risk.
The key assumptions used in the assessments for the years ended 30 June 2022, 2021 and 2020 are as follows:

	2022	2021	2020
Revenue growth rate	25%	20%	20%
Discount rate	13.5%	9.3%	11.4%
Terminal growth rate	1.5%	1.5%	1.5%
Management’s impairment assessment for 2022, 2021 and 2020 indicates value in use substantially in excess of the carrying value of goodwill. Management therefore believes that no reasonably possible change in any of the above key assumptions would cause the carrying value of the unit to materially exceed its recoverable amount.
As at 30 June 2022, 2021 and 2020, there were no indicators of impairment that suggested that the carrying amount of the Group’s goodwill is not recoverable.